Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Sales and other operating revenues		$ 189,335	$ 189,185	$ 210,130
Earnings from joint ventures – after interest and tax		(300)	909	67
Earnings from associates – after interest and tax		918	1,084	831
Interest and other income		1,609	2,773	1,635
Gains on sale of businesses and fixed assets		987	678	369
Total revenues and other income		192,549	194,629	213,032
Purchases		110,640	113,941	119,307
Production and manufacturing expenses		25,646	26,584	25,044
Production and similar taxes		1,698	1,799	1,779
Depreciation, depletion and amortization		17,822	16,622	15,928
Net impairment and losses on sale of businesses and fixed assets		6,037	6,995	5,857
Exploration expense		570	974	997
Distribution and administration expenses		17,494	16,417	16,772
Profit (loss) before interest and taxation		12,642	11,297	27,348
Finance costs		5,106	4,683	3,840
Net finance (income) expense relating to pensions and other post-employment benefits		(210)	(168)	(241)
Profit (loss) before taxation		7,746	6,782	23,749
Taxation		6,451	5,553	7,869
Profit (loss) for the year	[1]	1,295	1,229	15,880
Attributable to
bp shareholders		55	381	15,239
Non-controlling interests		$ 1,240	$ 848	$ 641
Ordinary Shares
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		$ 0.0035	$ 0.0238	$ 0.8778
Diluted earnings (loss) per share (USD per share)		0.0034	0.0232	0.8585
American Depositary Share
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		0.02	0.14	5.27
Diluted earnings (loss) per share (USD per share)		$ 0.02	$ 0.14	$ 5.15

[1]	See Note 32 for further information.